OTHER LONG-TERM LIABILITIES	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
OTHER LONG-TERM LIABILITIES

9.	OTHER LONG-TERM LIABILITIES

		March 31, 2024	December 31, 2023
		$	$
Term loan	(a)	8,885	8,880
Lease obligation	(b)	1,860	1,655
Vehicles		37	42
Less: Current portion		(1,563)	(1,222)
		9,219	9,355

a)	Term loan

During the three months ended June 30, 2023, the Company secured a financing with a lender for proceeds of $9,000 to fund working capital and capital expenditures as the Company begins production of the VMC 1200 class 3 electric truck at its facility in Ferndale, Washington. The loan is secured by the assets of the Company and bears interest at a rate of prime plus 3.75% or 5% depending on the Company’s full year EBITDA as defined in the contract. For the first year of the loan only interest is payable; principal is to be repaid over the remaining six years until maturity on May 20, 2030. The Company incurred transaction costs of $132. Per the terms of the credit facility, the Company must maintain minimum EBITDA targets and certain production targets. As at March 31, 2024, the Company is in compliance with all covenants.

During the three months ended March 31, 2024, the Company incurred $379 of interest expense on this loan. There are $115 in unamortized deferred financing fees netted against the carrying value of the loan for a net balance at March 31, 2024 of $8,885.

b)	Lease Obligation

Minimum lease payments in respect of lease liabilities for the right-of-use assets included in property, plant and equipment and the effect of discounting are as follows:

March 31, 2024
$
Undiscounted minimum lease payments:
Less than one year	603
One to two years	613
Two to three years	602
Three to six years	253
2,071
Effect of discounting	(211)
Present value of minimum lease payments – total lease liability	1,860
Less: Current portion	(514)
Long-term lease liabilities	1,346

The Company has lease agreements for office and warehouse facilities expiring March 31, 2027, May 31, 2027 and March 30, 2029. The Company also has lease agreements for vehicles expiring on November 30, 2025, November 1, 2027 and February 15, 2029.